Stockholders' Equity and Stock-based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	4 Months Ended	9 Months Ended
	Oct. 22, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Dec. 08, 2025	Dec. 02, 2025	Jul. 02, 2025	Jun. 30, 2025
Stockholders' Equity and Stock-based Compensation [Line Items]
Common stock, shares authorized		2,000,000,000	2,000,000,000	2,000,000,000			1,000	2,000,000,000
Common stock, par or stated value per share		$ 0.01	$ 0.01	$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares authorized		100,000,000	100,000,000	100,000,000				100,000,000
Preferred stock, par or stated value per share		$ 0.01	$ 0.01	$ 0.01				$ 0.01
Preferred stock, shares issued		166,173	166,173	166,173				0
Issuance of common stock, value		$ 1,470
Gross proceeds adjusted to additional paid-in capital				$ 880,400
PIPE Financing [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Cash paid for transaction costs adjusted to additional paid-in capital				$ 2,300
HYPE Contributions [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Number of cryptocurrency token				12.5
Cryptocurrency token value				$ 411,300
Loss on cryptocurrency contribution commitment				169,200
Chardan Capital Markets LLC [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Commitment fees		$ 0		$ 300
Equity Incentive Plan 2025 [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Common stock, capital shares reserved for future issuance						6,351,278
Restricted Stock Units ("RSUs")
Stockholders' Equity and Stock-based Compensation [Line Items]
Weighted Average Grant Date Price, Granted		$ 4.89		$ 4.89
Total unrecognized share-based compensation expense related to unvested RSUs		$ 1,400	$ 1,400	$ 1,400
Unrecognized share-based compensation expense, recognition period				1 year 8 months 12 days
Series A Preferred Stock [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Preferred stock, par or stated value per share						$ 1,000
Preferred stock, shares issued						200,000
Preferred stock, convertible, conversion price						$ 6.25
Percentage of beneficially owner in excess of preferred stock						4.99%
Percentage of beneficially owner of preferred stock holder						9.99%
Series A Preferred Stock [Member] | PIPE Financing and HYPE Contributions [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Conversion of stock, shares converted				166,173
Shares, issued		166,173	166,173	166,173
Common Stock [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Common stock, shares authorized						2,000,000,000
Common stock, par or stated value per share						$ 0.01
Issuance of common stock, value		$ 3
Share repurchase program, authorized, amount					$ 30,000
Stock repurchased, shares			3,067,097
Stock repurchased, value			$ 10,600
Common Stock [Member] | PIPE Financing [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Cash Contributions				$ 299,900
Number of cryptocurrency token				12,517,592
Issuance of common stock, value				$ 880,400
Sale of stock commitment amount				$ 580,500
Common Stock [Member] | PIPE Financing and HYPE Contributions [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Shares, issued		123,354,259	123,354,259	123,354,259
Common Stock [Member] | Equity Facility [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Commitment fees				$ 1,500
Number of shares issued				252,600
Common Stock [Member] | Chardan Capital Markets LLC [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Stock purchased during period shares	1,000,000,000
Common Stock [Member] | Chardan Capital Markets LLC [Member] | Tranche One [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Commitment fees				$ 300
Proceeds from issuance of common stock				25,000
Common Stock [Member] | Chardan Capital Markets LLC [Member] | Tranche Two [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Commitment fees				600
Proceeds from issuance of common stock				$ 50,000
Preferred Stock [Member]
Stockholders' Equity and Stock-based Compensation [Line Items]
Preferred stock, shares authorized						100,000,000
Preferred stock, par or stated value per share						$ 0.01